MD&A - Capital management (Detail 2) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Jan. 01, 2017
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		$ 53,103,000,000	$ 52,554,000,000		$ 51,938,000,000	$ 53,586,000,000
Equity attributable to preferred noteholders and non-controlling interest		(176,000,000)
Defined benefit plans, net of tax		0	0
Deferred tax assets recognized for tax loss carry-forwards		(6,107,000,000)	(5,947,000,000)
Deferred tax assets on temporary differences, excess over threshold		(586,000,000)	(879,000,000)
Goodwill, net of tax	[1]	(6,514,000,000)	(6,646,000,000)
Intangible assets, net of tax		(251,000,000)	(220,000,000)
Compensation-related components (not recognized in net profit)		(1,652,000,000)	(1,662,000,000)
Expected losses on advanced internal ratings-based portfolio less provisions	[2]	(368,000,000)	(650,000,000)
Unrealized (gains) / losses from cash flow hedges, net of tax		(109,000,000)	(360,000,000)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		(397,000,000)	136,000,000
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(4,000,000)	(198,000,000)	[3]
Prudential valuation adjustments		(120,000,000)	(61,000,000)
Accruals for proposed dividends to shareholders		(2,648,000,000)	(2,501,000,000)
Other		(52,000,000)	8,000,000
Total common equity tier 1 capital		34,119,000,000	33,516,000,000
UBS AG
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		52,432,000,000	$ 52,046,000,000		$ 51,429,000,000	$ 53,627,000,000
Equity attributable to preferred noteholders and non-controlling interest		(176,000,000)
Defined benefit plans, net of tax		0
Deferred tax assets recognized for tax loss carry-forwards		(6,107,000,000)
Deferred tax assets on temporary differences, excess over threshold		(506,000,000)
Goodwill, net of tax		(6,514,000,000)
Intangible assets, net of tax		(251,000,000)
Expected losses on advanced internal ratings-based portfolio less provisions		(367,000,000)
Unrealized (gains) / losses from cash flow hedges, net of tax		(109,000,000)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		(397,000,000)
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(4,000,000)
Prudential valuation adjustments		(120,000,000)
Accruals for proposed dividends to shareholders		(3,250,000,000)
Other		(22,000,000)
Total common equity tier 1 capital		34,608,000,000
Differences
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		671,000,000
Equity attributable to preferred noteholders and non-controlling interest		1,000,000
Defined benefit plans, net of tax		0
Deferred tax assets recognized for tax loss carry-forwards		0
Deferred tax assets on temporary differences, excess over threshold		(80,000,000)
Goodwill, net of tax		0
Intangible assets, net of tax		0
Compensation-related components (not recognized in net profit)		(1,652,000,000)
Expected losses on advanced internal ratings-based portfolio less provisions		(1,000,000)
Unrealized (gains) / losses from cash flow hedges, net of tax		0
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		0
Unrealized gains related to debt instruments at fair value through OCI, net of tax		0
Prudential valuation adjustments		0
Accruals for proposed dividends to shareholders		602,000,000
Other		(30,000,000)
Total common equity tier 1 capital		$ (489,000,000)

[1]	Includes goodwill related to significant investments in financial institutions of USD 176 million (31 December 2017: USD 359 million) presented on the balance sheet line “Investments in associates.
[2]	From 1 January 2018, provisions have been calculated in accordance with IFRS 9. Provisions in prior periods have been calculated in accordance with International Accounting Standard (IAS) 39.
[3]	As of 31 December 2017 related to equity and debt instruments available for sale.